Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Employee related liabilities	$ 536	$ 475
Employee compensated absences	181	164
Taxes other than income taxes	58	58
Advances	59	75
Derivative instruments	43	2
Defined benefit and contribution plans	34	32
Royalties	29	24
Current operating lease liabilities	55	54
Deferred and contingent consideration on business combinations	27
Others	79	82
Total	$ 1,101	$ 966